SEGMENTED INFORMATION - Geographic segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Segmented Information
Metal sales	$ 4,213.4	$ 3,497.3
Property, plant and equipment	7,653.5	6,340.0
United States
Segmented Information
Metal sales	1,318.9	1,031.0
Property, plant and equipment	2,043.7	1,765.0
Russia
Segmented Information
Metal sales	904.6	734.4
Property, plant and equipment	604.0	337.4
Brazil
Segmented Information
Metal sales	960.7	856.3
Property, plant and equipment	1,721.5	1,749.3
Chile
Segmented Information
Metal sales	16.1	61.2
Property, plant and equipment	653.5	394.1
Mauritania
Segmented Information
Metal sales	718.0	532.8
Property, plant and equipment	2,289.2	1,932.4
Ghana
Segmented Information
Metal sales	295.1	281.6
Property, plant and equipment	$ 341.6	$ 161.8